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                        SUPPLEMENT DATED OCTOBER 6, 2003

                                       TO

                         MONY AMERICA VARIABLE ACCOUNT L

                    CORPORATE STRATEGIES GROUP VUL PROSPECTUS

                                DATED MAY 1, 2003

                                       For
              Group Flexible Premium Variable Life Insurance Policy

                                    Issued by
                     MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Page 35 - Insert the following before the "Tax Considerations" section:

CORPORATE PURCHASERS - REDUCTION OF CHARGES

For sales of the Policy to corporations, banks or institutions in situations where we expect to incur lower than normal expenses, such as financial institutions, we reserve the right to reduce one or more of the charges or deductions described above or elsewhere in this Prospectus. We consider a number of factors to determine whether or not to expect expense reductions that would warrant a reduction of one or more charges or deductions. These may include but are not limited to:

  .  the nature of the corporate, bank or institutional purchaser;

  . the size of the case (either by number of insured lives or anticipated aggregate premium);

  .  the planned funding pattern for the case;

  .  the anticipated persistency of the case;

  .  reduced distribution expenses;

  .  reduced administrative expenses; or

  . any other factors that indicate reduced levels of risk, expenses or services to Owners.

In certain circumstances, charge and deduction reductions may be contractually guaranteed. Where there is no guarantee of such reductions, future experience with a category of reduced charge/deduction cases may cause us to discontinue or modify some or all of the reductions on a uniform basis for all Policies in the category.


333-102233                                                         14663 SL 8/03
                                                                   14664 SL 8/03